State Street SPDR Bloomberg 3-12 Month T-Bill ETF Annual Fund Operating Expenses - State Street SPDR Bloomberg 3-12 Month T-Bill ETF - State Street SPDR Bloomberg 3-12 Month T-Bill ETF	Jun. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.1345%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.0009%
Expenses (as a percentage of Assets)	0.1354%